BORROWINGS - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
BORROWINGS
Short-term bank borrowings, weighted average interest rate	3.18%	4.35%
Unused loan facilities (in RMB)	¥ 7,280,855	¥ 4,038,927
Long term bank borrowings
BORROWINGS
Long-term bank borrowings, weighted average interest rate	3.90%	4.53%